Summary of significant accounting policies and basis of preparation - Property and equipment (Details)	12 Months Ended
Dec. 31, 2019
Furniture and fittings
Disclosure Of Significant Accounting Policies
Depreciation of property and equipment	20.00%
Research and manufacturing equipment
Disclosure Of Significant Accounting Policies
Depreciation of property and equipment	30.00%
Computer equipment
Disclosure Of Significant Accounting Policies
Depreciation of property and equipment	45.00%
Computer software
Disclosure Of Significant Accounting Policies
Depreciation of property and equipment	100.00%